Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Changes in Equity
Other comprehensive loss, tax expense/recovery	$ (6)	$ 1
Dividends per common share declared	$ 2.7875	$ 2.6775